Defiance Nasdaq Junior Biotechnology ETF
Schedule of Investments
March 31, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.6%
	Health Care - 99.6% (a)
1,650	AC Immune SA (b)	$12,557
3,125	Adaptimmune Therapeutics plc - ADR (b)	16,594
695	Adicet Bio, Inc. (b)	9,091
2,220	Adverum Biotechnologies, Inc. (b)	21,889
1,090	Aeglea BioTherapeutics, Inc. (b)	8,633
1,065	Aerie Pharmaceuticals, Inc. (b)	19,032
2,630	Affimed NV (b)	20,803
1,580	Agios Pharmaceuticals, Inc. (b)	81,591
3,515	Akebia Therapeutics, Inc. (b)	11,898
790	Akero Therapeutics, Inc. (b)	22,918
780	Akouos, Inc. (b)	10,819
1,805	Alector, Inc. (b)	36,353
3,615	Alkermes plc (b)	67,528
1,190	Allakos, Inc. (b)	136,588
3,195	Allogene Therapeutics, Inc. (b)	112,783
1,475	Allovir, Inc. (b)	34,515
855	Altimmune, Inc. (b)	12,081
905	ALX Oncology Holdings, Inc. (b)	66,735
8,825	Amarin Corporation plc - ADR (b)	54,803
5,935	Amicus Therapeutics, Inc. (b)	58,638
1,075	Amphastar Pharmaceuticals, Inc. (b)	19,694
620	AnaptysBio, Inc. (b)	13,361
280	ANI Pharmaceuticals, Inc. (b)	10,119
865	Annexon, Inc. (b)	24,082
1,825	Apellis Pharmaceuticals, Inc. (b)	78,311
790	Applied Molecular Transport, Inc. (b)	34,768
580	Applied Therapeutics, Inc. (b)	10,878
475	Aprea Therapeutics, Inc. (b)	2,422
1,965	Arbutus Biopharma Corporation (b)	6,543
585	Arcturus Therapeutics Holdings, Inc. (b)	24,160
1,135	Arcutis Biotherapeutics, Inc. (b)	32,836
2,070	Ardelyx, Inc. (b)	13,703
1,370	Arena Pharmaceuticals, Inc. (b)	95,064
1,080	Arvinas, Inc. (b)	71,388
865	Assembly Biosciences, Inc. (b)	3,979
1,890	Atara Biotherapeutics, Inc. (b)	27,140
2,125	Athenex, Inc. (b)	9,137
690	Atreca, Inc. - Class A (b)	10,578
2,905	Aurinia Pharmaceuticals, Inc. (b)	37,721
780	Autolus Therapeutics plc - ADR (b)	4,469
1,325	Avadel Pharmaceuticals plc - ADR (b)	11,978
850	Avidity Biosciences, Inc. (b)	18,538
945	Avrobio, Inc. (b)	11,992
845	Axsome Therapeutics, Inc. (b)	47,844
1,315	Beam Therapeutics, Inc. (b)	105,253
4,025	BioCryst Pharmaceuticals, Inc. (b)	40,934
2,340	BioDelivery Sciences International, Inc. (b)	9,149
820	Black Diamond Therapeutics, Inc. (b)	19,893
1,525	Bluebird Bio, Inc. (b)	45,979
3,385	Bridgebio Pharma, Inc. (b)	208,516
555	Cabaletta Bio, Inc. (b)	6,160
1,615	Calithera Biosciences, Inc. (b)	3,908
1,130	Cara Therapeutics, Inc. (b)	24,532
555	Castle Biosciences, Inc. (b)	37,995
435	Cellectis SA - ADR (b)	8,791
1,570	ChemoCentryx, Inc. (b)	80,447
1,340	Chiasma, Inc. (b)	4,194

880	China Biologic Products Holdings, Inc. (b)	104,201
960	Chinook Therapeutics, Inc. (b)	14,918
2,380	Clovis Oncology, Inc. (b)	16,708
1,440	Codexis, Inc. (b)	32,962
1,655	Coherus Biosciences, Inc. (b)	24,180
785	Collegium Pharmaceutical, Inc. (b)	18,604
1,910	Compugen, Ltd. (b)	16,407
730	Concert Pharmaceuticals, Inc. (b)	3,643
1,085	Constellation Pharmaceuticals, Inc. (b)	25,378
670	Cortexyme, Inc. (b)	24,140
755	Crinetics Pharmaceuticals, Inc. (b)	11,536
1,625	Cymabay Therapeutics, Inc. (b)	7,377
1,615	Cytokinetics, Inc. (b)	37,565
1,495	CytomX Therapeutics, Inc. (b)	11,556
1,305	Deciphera Pharmaceuticals, Inc. (b)	58,516
1,730	Dicerna Pharmaceuticals, Inc. (b)	44,236
295	Eagle Pharmaceuticals, Inc./DE (b)	12,313
1,530	Editas Medicine, Inc. (b)	64,260
740	Eiger BioPharmaceuticals, Inc. (b)	6,549
460	Enanta Pharmaceuticals, Inc. (b)	22,687
5,250	Endo International plc (b)	38,903
2,310	Epizyme, Inc. (b)	20,120
635	Esperion Therapeutics, Inc. (b)	17,812
2,130	Fate Therapeutics, Inc. (b)	175,618
2,065	FibroGen, Inc. (b)	71,676
995	Five Prime Therapeutics, Inc. (b)	37,482
1,130	Flexion Therapeutics, Inc. (b)	10,113
1,015	Forma Therapeutics Holdings, Inc. (b)	28,440
780	Frequency Therapeutics, Inc. (b)	7,410
725	Fulcrum Therapeutics, Inc. (b)	8,540
955	Fusion Pharmaceuticals, Inc. (b)	10,238
950	G1 Therapeutics, Inc. (b)	22,857
120	Galapagos NV - ADR (b)	9,251
1,360	Gamida Cell, Ltd. (b)	11,002
1,235	Generation Bio Company (b)	35,148
1,085	Genmab AS - ADR (b)	35,621
7,180	Geron Corporation (b)	11,344
1,410	Global Blood Therapeutics, Inc. (b)	57,457
1,725	Gossamer Bio, Inc. (b)	15,956
2,700	Grifols SA - ADR	46,683
685	GW Pharmaceuticals plc - ADR (b)	148,576
3,070	Halozyme Therapeutics, Inc. (b)	127,988
730	Harpoon Therapeutics, Inc. (b)	15,272
1,025	Homology Medicines, Inc. (b)	9,645
1,180	Hutchison China MediTech, Ltd. - ADR (b)	33,335
660	Ideaya Biosciences, Inc. (b)	15,510
575	IGM Biosciences, Inc. (b)	44,097
420	I-Mab - ADR (b)	20,357
485	Immunic, Inc. (b)	7,731
2,475	ImmunityBio, Inc. (b)	58,757
4,455	ImmunoGen, Inc. (b)	36,085
2,230	Immunovant, Inc. (b)	35,769
2,320	Innoviva, Inc. (b)	27,724
4,710	Inovio Pharmaceuticals, Inc. (b)	43,709
530	Inozyme Pharma, Inc. (b)	10,494
2,340	Insmed, Inc. (b)	79,700
1,535	Intellia Therapeutics, Inc. (b)	123,191
750	Intercept Pharmaceuticals, Inc. (b)	17,310
1,835	Intra-Cellular Therapies, Inc. (b)	62,262
3,670	Ironwood Pharmaceuticals, Inc. (b)	41,031
795	iTeos Therapeutics, Inc. (b)	27,173
2,035	IVERIC bio, Inc. (b)	12,576
1,045	Jounce Therapeutics, Inc. (b)	10,732
3,945	Kadmon Holdings, Inc. (b)	15,346
1,420	Kala Pharmaceuticals, Inc. (b)	9,571

950	Kaleido Biosciences, Inc. (b)	7,695
530	KalVista Pharmaceuticals, Inc. (b)	13,616
1,040	Kamada, Ltd. (b)	6,438
610	Karuna Therapeutics, Inc. (b)	73,340
1,695	Karyopharm Therapeutics, Inc. (b)	17,831
525	Keros Therapeutics, Inc. (b)	32,314
1,070	Kezar Life Sciences, Inc. (b)	6,377
725	Kiniksa Pharmaceuticals, Ltd. (b)	13,420
1,150	Kodiak Sciences, Inc. (b)	130,399
500	Krystal Biotech, Inc. (b)	38,520
1,500	Kura Oncology, Inc. (b)	42,405
350	Larimar Therapeutics, Inc. (b)	5,114
540	Legend Biotech Corporation - ADR (b)	15,671
375	Ligand Pharmaceuticals, Inc. (b)	57,169
1,060	Luminex Corporation	33,814
1,275	MacroGenics, Inc. (b)	40,609
365	Madrigal Pharmaceuticals, Inc. (b)	42,694
1,105	Magenta Therapeutics, Inc. (b)	13,083
5,655	MannKind Corporation (b)	22,168
810	Marinus Pharmaceuticals, Inc. (b)	12,539
1,105	MediciNova, Inc. (b)	5,580
810	Medpace Holdings, Inc. (b)	132,881
995	MeiraGTx Holdings plc (b)	14,358
1,565	Mersana Therapeutics, Inc. (b)	25,322
1,705	Myriad Genetics, Inc. (b)	51,917
1,000	NanoString Technologies, Inc. (b)	65,710
4,140	Nektar Therapeutics (b)	82,800
960	Neoleukin Therapeutics, Inc. (b)	11,818
615	NextCure, Inc. (b)	6,156
1,670	NGM Biopharmaceuticals, Inc. (b)	48,547
740	Nkarta, Inc. (b)	24,346
885	Nurix Therapeutics, Inc. (b)	27,515
1,710	Ocular Therapeutix, Inc. (b)	28,061
875	Odonate Therapeutics, Inc. (b)	2,993
1,400	Omeros Corporation (b)	24,920
15,255	OPKO Health, Inc. (b)	65,444
1,400	Orchard Therapeutics plc - ADR (b)	10,164
830	ORIC Pharmaceuticals, Inc. (b)	20,335
1,430	Osmotica Pharmaceuticals plc (b)	4,662
1,440	Ovid therapeutics, Inc. (b)	5,789
4,385	Pacific Biosciences of California, Inc. (b)	146,064
985	Pacira BioSciences, Inc. (b)	69,039
1,060	Paratek Pharmaceuticals, Inc. (b)	7,484
1,200	Passage Bio, Inc. (b)	20,976
2,625	PDL BioPharma, Inc. (b)	6,484
990	Personalis, Inc. (b)	24,364
570	PetIQ, Inc. (b)	20,098
460	Phibro Animal Health Corporation - Class A	11,224
805	Pliant Therapeutics, Inc. (b)	31,661
1,400	Poseida Therapeutics, Inc. (b)	13,370
4,625	Precigen, Inc. (b)	31,866
1,200	Precision BioSciences, Inc. (b)	12,420
975	Protagonist Therapeutics, Inc. (b)	25,253
905	Prothena Corporation plc (b)	22,734
1,450	Provention Bio, Inc. (b)	15,218
1,595	PTC Therapeutics, Inc. (b)	75,523
915	Puma Biotechnology, Inc. (b)	8,894
1,065	Radius Health, Inc. (b)	22,216
560	RAPT Therapeutics, Inc. (b)	12,432
705	Reata Pharmaceuticals, Inc. - Class A (b)	70,289
885	Redhill Biopharma, Ltd. - ADR (b)	6,478
960	REGENXBIO, Inc. (b)	32,746
2,040	Relay Therapeutics, Inc. (b)	70,523
370	Relmada Therapeutics, Inc. (b)	13,028
835	Repare Therapeutics, Inc. (b)	25,626
1,055	Replimune Group, Inc. (b)	32,188
1,620	Revance Therapeutics, Inc. (b)	45,279

1,640	REVOLUTION Medicines, Inc. (b)	75,243
1,115	Rhythm Pharmaceuticals, Inc. (b)	23,716
3,915	Rigel Pharmaceuticals, Inc. (b)	13,389
1,375	Rocket Pharmaceuticals, Inc. (b)	61,009
1,840	Rubius Therapeutics, Inc. (b)	48,760
1,325	Sage Therapeutics, Inc. (b)	99,176
3,255	Sangamo Therapeutics, Inc. (b)	40,785
765	Scholar Rock Holding Corporation (b)	38,755
2,455	Selecta Biosciences, Inc. (b)	11,109
2,070	Seres Therapeutics, Inc. (b)	42,621
1,810	SIGA Technologies, Inc. (b)	11,765
3,360	Spectrum Pharmaceuticals, Inc. (b)	10,954
630	Spero Therapeutics, Inc. (b)	9,274
1,110	SpringWorks Therapeutics, Inc. (b)	81,663
820	Stoke Therapeutics, Inc. (b)	31,849
1,925	Summit Therapeutics, Inc. (b)	11,300
1,195	Supernus Pharmaceuticals, Inc. (b)	31,285
940	Surface Oncology, Inc. (b)	7,332
1,020	Sutro Biopharma, Inc. (b)	23,215
1,070	Syndax Pharmaceuticals, Inc. (b)	23,925
1,410	Syros Pharmaceuticals, Inc. (b)	10,547
860	TCR2 Therapeutics, Inc. (b)	18,989
8,865	TherapeuticsMD, Inc. (b)	11,879
1,460	Theravance Biopharma, Inc. (b)	29,799
1,685	Translate Bio, Inc. (b)	27,786
1,305	Travere Therapeutics, Inc. (b)	32,586
1,135	Tricida, Inc. (b)	6,004
1,090	Turning Point Therapeutics, Inc. (b)	103,103
1,105	Twist Bioscience Corporation (b)	136,865
1,010	uniQure NV (b)	34,027
1,225	UNITY Biotechnology, Inc. (b)	7,350
500	UroGen Pharma, Ltd. (b)	9,740
1,265	Vanda Pharmaceuticals, Inc. (b)	19,000
1,155	Vaxcyte, Inc. (b)	22,811
1,520	Veracyte, Inc. (b)	81,700
3,885	Verastem, Inc. (b)	9,596
2,905	Vir Biotechnology, Inc. (b)	148,939
860	Voyager Therapeutics, Inc. (b)	4,051
1,175	VYNE Therapeutics, Inc. (b)	8,043
1,120	WaVe Life Sciences, Ltd. (b)	6,283
665	XBiotech, Inc.(b)	11,418
1,315	Xencor, Inc. (b)	56,624
795	Xenon Pharmaceuticals, Inc. (b)	14,231
1,375	Xeris Pharmaceuticals, Inc. (b)	6,201
985	Y-mAbs Therapeutics, Inc. (b)	29,786
1,355	Zai Lab, Ltd. - ADR (b)	180,798
920	Zentalis Pharmaceuticals, Inc. (b)	39,919
4,870	ZIOPHARM Oncology, Inc. (b)	17,532
1,265	Zogenix, Inc. (b)	24,693
		8,261,089
	TOTAL COMMON STOCKS (Cost $7,633,911)	8,261,089

	CONTINGENT VALUE RIGHTS - 0.0% (c)
43	Adicet Bio, Inc. (b)(d)(e)	0
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	0

	SHORT-TERM INVESTMENTS - 0.4%
34,221	First American Government Obligations Fund, Class X, 0.04% (f)	34,221
	TOTAL SHORT TERM-INVESTMENTS (Cost $34,221)	34,221

	TOTAL INVESTMENTS - 100.0% (Cost $7,668,132)	8,295,310
	Other Assets in Excess of Liabilities - 0.0% (c)	658
	NET ASSETS - 100.0%	$8,295,968

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(e)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
(f)	Rate shown is the annualized seven-day yield as of March 31, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Global Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$8,254,605	$6,484	$-		$8,261,089
Contingent Value Rights	-	-	0	(1)	0	(1)
Short-Term Investments	34,221	-	-		34,221
Total Investments in Securities	$8,288,826	$6,484	0	(1)	$8,295,310
^See Schedule of Investments for breakout of investments by sector classification.
(1) Represents less than $0.50.
For the period ended March 31, 2021, the Fund did not recognize any transfers to or from Level 3.